STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
STOCKHOLDERS' EQUITY [Abstract]
STOCKHOLDERS' EQUITY

NOTE 6 – STOCKHOLDERS' EQUITY

Preferred Stock

Pursuant to the Company's Articles of Incorporation, the Company's board of directors is empowered, without stockholder approval, to issue series of preferred stock with any designations, rights and preferences as they may from time to time determine. The rights and preferences of this preferred stock may be superior to the rights and preferences of the Company's common stock; consequently, preferred stock, if issued could have dividend, liquidation, conversion, voting or other rights that could adversely affect the voting power or other rights of the common stock. Additionally, preferred stock, if issued, could be utilized, under special circumstances, as a method of discouraging, delaying or preventing a change in control of the Company's business or a takeover from a third party.

Common Stock and Warrants

In July 2008, the Company issued options to purchase 200,000 shares of common stock at a purchase price of $1.75 per share to members of the board of directors, under the 2007 Employee Stock Option Plan, vesting 50,000 immediately and the remaining in annual equal installments of 50,000 over the next three years. In November 2012, the options were extended to July 2015. In July 2015, an option to purchase 100,000 shares of common stock was cancelled. In July 2015, an option to purchase 100,000 shares of common stock expired.

In August 2008, under the 2007 Employee Stock Option Plan, the Company issued options to purchase 550,000 and 1,050,000 shares of common stock at a purchase price of $1.42 and $1.75 per share to members of the board of directors and the Chief Executive Officer, vesting 212,500 immediately and the remaining in annual equal installments of 112,500 over the next three years and vesting in quarterly equal installments of 87,500 commencing November 1, 2008, respectively. In November 2012, the options were extended to August 2015 and July 2015, respectively. In July 2015, the options to purchase 1,450,000 shares of common stock were cancelled. In August 2015 an option to purchase 150,000 shares of common stock expired.

In January 2010, the Company issued a warrant to purchase 650,000 shares of common stock at a purchase price of $1.51 per share to a new member of its board of directors serving as the Company's full-time non-executive chair of the board of directors. Using the Black-Scholes Option Pricing Formula, the warrants were valued at $1,188,000, fair value, vesting 162,500 immediately and the remaining in annual equal installments of 162,500 over the next three years. The warrant expires in 5 years. During 2011, the warrant to purchase 650,000 shares of common stock, of which 487,500 shares were vested, forfeited. For the year ending December 31, 2011 and 2010, the Company recognized $306,765 and $580,167 of expense. The warrant to purchase 487,500 shares of common stock expired in January 2015.

In June 2010, an employee was granted with an option to purchase up to 100,000 shares of common stock at a purchase price of $1.50 per share, vesting in equal installments of 12,500 over the next two years commencing August 1, 2010. In July 2015, the option was cancelled.

In November 2010, the board of directors approved a grant to employees of options to purchase up to 250,000 shares of common stock at a purchase price of $1.00 per share. These options were granted on December 13, 2010, vesting 125,000 on December 13, 2010 and 125,000 vesting on June 13, 2011. In July 2015, the options were cancelled.

In November 2010, the board of directors approved a grant to three outside directors of options to purchase up to 300,000 shares of common stock at a purchase price of $1.00 per share. These options were granted on December 13, 2010, vesting 75,000 on December 13, 2010 and the remaining in equal annual installments of 75,000 over the next three years commencing November 4, 2011. In July 2015, the options to purchase 200,000 shares of common stock were cancelled. In September 2015, options to purchase 100,000 shares of common stock were extended for 5 years. For the nine month ending September 30, 2015 and 2014, the Company recognized $33,393 and $0 of expense. For the three month ending September 30, 2015 and 2014, the Company recognized $33,393 and $0 of expense. As of September 30, 2015, the remaining options to purchase 100,000 shares of common stock are still outstanding.

In June 2013, the Company signed a Purchase Agreement and Registration Rights Agreement with an institutional investor to sell up to $20,000,000 of common stock. Under the agreement subject to certain conditions and at the Company's sole discretion, the institutional investor has committed to invest up to $20,000,000 in the Company's common stock over a 30-month period. The Company filed the registration statement with the U.S. Securities and Exchange Commission in September 2013. A Post Effective Amendment was filed during May 2015. The institutional investor is obligated to make purchases as the Company directs in accordance with the agreement, which may be terminated by the Company at any time, without cost or penalty. Sales of shares will be made in specified amounts and at prices that are based upon the market prices of the Company's common stock immediately preceding the sales to the institutional investor. In June 2013, the Company issued 200,000 shares of restricted common stock to the institutional investor as an initial commitment fee valued at $170,000, fair value and 400,000 shares of common stock are reserved for additional commitment fees to the institutional investor in accordance with the terms of the agreement. During June 2013 through September 2015, the institutional investor purchased 1,563,648 shares of common stock for proceeds of $1,514,647 and the Company issued 23,272 shares of common stock as additional commitment fee, valued at $24,745, fair value, leaving 376,728 in reserve for additional commitment fees.

In March 2014, the Company issued options to an employee to purchase 125,000 shares of common stock at a purchase price of $0.92 per share. The options were valued at $96,211, fair value, using the Black-Scholes Option Pricing Formula. The options expire in 10 years vesting in quarterly equal installments of 15,625 commencing April 1, 2014. The options are expensed over the vesting terms. For the year ending December 31, 2014, the Company recognized $47,975 of expense. For the nine month ending September 30, 2015, the Company recognized $24,183 of expense. For the three month ending September 30, 2015, the Company recognized $132 of expense. In August 2015, options to purchase 31,250 shares of common stock forfeited. As of September 30, 2015, the remaining options to purchase 93,750 shares of common stock are still outstanding.

During June 2014, July 2014, August 2014, September 2014, October 2014, November 2014, December 2014, January 2015, February 2015, March 2015, April 2015 and May 2015 the Company issued 2,371, 2,081, 1,897, 2,121, 2,408, 2,322, 2,487, 2,524, 2,576, 2,316, 2,295 and 2,329 shares of common stock, respectively to a director serving as a member of the Company's Operations Committee valued each issuance at $2,000, fair value. For the nine months ending September 30, 2015 and 2014, the Company recognized $10,000 and $8,000 of expense. For the three month ending September 30, 2015 and 2014, the Company recognized $0 and $6,000 of expense.

In December 2014, the board of directors approved a grant to a senior advisor effective January 1, 2015 of a warrant to purchase up to 100,000 shares of common stock at a purchase price of $0.77 per share. Using the Black-Scholes Option Pricing Formula, the warrant was valued at $46,176, fair value at September 30, 2015. The warrant expires in 5 years and vests 25,000 immediately and the remaining in equal monthly installments of 7,500 over the next 10 months. The warrant is expensed over the vesting terms. For the nine month ending September 30, 2015, the Company recognized $34,632 of expense. For the three month ending September 30, 2015, the Company recognized $10,504 of expense. As of September 30, 2015, the warrants to purchase 100,000 shares of common stock are still outstanding.

In December 2014, the board of directors approved a grant to an employee effective January 1, 2015 to purchase 15,000 shares of common stock at a purchase price of $0.77 per share. The options were valued at $7,362, fair value, using the Black-Scholes Option Pricing Formula. The options expire in 10 years vesting 7,500 immediately and 7,500 in 3 months from the effective date of the option agreement. The options are expensed over the vesting terms. For the nine month ending September 30, 2015, the Company recognized $7,362 of expense. For the three month ending September 30, 2015, the Company recognized $0 of expense. As of September 30, 2015, the options to purchase 15,000 shares of common stock are still outstanding.

In January, February, March, April, May and June 2015, the Company issued 6,250, 6,250, 6,250, 6,250, 6,250 and 6,250 shares of common stock, respectively to a firm for investor relations services fair valued at $5,062, $4,937, $5,250, $5,438, $4,944, and $4,944 fair value. For the nine month ending September 30, 2015, the Company recognized $30,575 of expense. For the three month ending September 30, 2015, the Company recognized $0 of expense.

In March 2015, the Company issued options to the Company's 5 independent directors to each purchase 50,000 shares of common stock at a purchase price of $0.80 per share. The options were each valued at $24,901, fair value, using the Black-Scholes Option Pricing Formula. The options expire in 10 years with 20,000 vesting immediately and the remainder vesting in quarterly equal installments of 10,000 commencing April 1, 2015. The options are expensed over the vesting terms. For the nine month ending September 30, 2015, the Company recognized $124,235 of expense. For the three month ending September 30, 2015, the Company recognized $24,905 of expense. As of September 30, 2015, the options to purchase 250,000 shares of common stock are still outstanding.

In March 2015, the Company issued an option to an employee to purchase 2,500 shares of common stock at a purchase price of $0.80 per share. The option was valued at $1,231, fair value, using the Black-Scholes Option Pricing Formula. The option expires in 10 years vesting immediately. The option is expensed over the vesting terms. For the nine month ending September 30, 2015, the Company recognized $1,231 of expense. For the three month ending September 30, 2015, the Company recognized $0 of expense. As of September 30, 2015, the options to purchase 2,500 shares of common stock are still outstanding.

In May 2015, the Company increased the authorized shares of common stock from 100,000,000 to 250,000,000.

During May 2015 through June 2015, the Company issued 2,816,199 shares of common stock and warrants to purchase 2,816,199 shares of common stock expiring five years from the date of purchase, for proceeds of $1,915,000 in accordance to a private placement memorandum as amended on May 27, 2015. Pursuant to the terms of the offerings, up to 20 units were offered at the purchase price of $100,000 per unit, with each unit comprised of 147,060 shares and a warrant to purchase 73,530 shares of common stock at $0.85 per share and a warrant to purchase 73,530 shares of common stock at $1.02 per share. The warrants to purchase 1,408,102 shares of common stock at $0.85 per share are still outstanding as of September 30, 2015. The warrants to purchase 1,408,097 shares of common stock at $1.02 per share are still outstanding as of September 30, 2015. Since the warrants are considered indexed to its own stock and qualify for equity classification, there is no requirement to separately account for the warrants.

During July 2015, under the 2007 Employee Stock Option Plan, the Company issued to employees and a director options to purchase 2,100,000 shares of common stock at a purchase price of $0.70 per share. The options were valued at $931,284, fair value, using the Black-Scholes Option Pricing Formula. The options expire in 10 years and vest immediately. The options are expensed over the vesting terms. All the options issued replaced options that either expired or were canceled. For the three and nine month ending September 30, 2015, the Company recognized $931,284 of expense. As of September 30, 2015, the options to purchase 2,100,000 shares of common stock are still outstanding.

During July 2015, the Company issued a warrant to purchase 125,000 shares of common stock at a purchase price of $0.70 per share for accounting services to be rendered over a twelve month period commencing July 1, 2015. The warrant was valued at $51,639, fair value at September 30, 2015, using the Black-Scholes Option Pricing Formula, vesting over the next twelve months with 10,416 vesting immediately, 10,416 vesting per month on the first day of the next ten months and 10,424 vesting on the first day of the twelfth month of the corresponding service agreement. The warrant expires in five years. The expense is being recognized based on service terms of the agreement over a twelve month period. For the three and nine month ending September 30, 2015, the Company recognized $12,910 of expense. As of September 30, 2015, the warrants to purchase 125,000 shares of common stock are still outstanding.

During August 2015, under the 2007 Employee Stock Option Plan, the Company issued an option to an employee to purchase 50,000 shares of common stock at a purchase price of $0.67 per share. The option was valued at $19,930, fair value, using the Black-Scholes Option Pricing Formula. The option expires in 10 years and vests 12,500 immediately and the remaining in equal quarterly installments of 12,500 over the next three quarters. The option is expensed over the vesting terms. For the three and nine month ending September 30, 2015, the Company recognized $7,744 of expense. As of September 30, 2015, the options to purchase 50,000 shares of common stock are still outstanding.

During August 2015, under the 2007 Employee Stock Option Plan, the Company issued an option to three employees to purchase 75,000 shares of common stock at a purchase price of $0.69 per share. The option was valued at $32,734, fair value, using the Black-Scholes Option Pricing Formula. The option expires in 10 years and vests 15,000 immediately and the remaining in equal quarterly installments of 15,000 over the next four quarters. The option is expensed over the vesting terms. For the three and nine month ending September 30, 2015, the Company recognized $9,036 of expense. As of September 30, 2015, the options to purchase 75,000 shares of common stock are still outstanding.

During August 2015, under the 2007 Employee Stock Option Plan, the Company issued an option to a new director to purchase 200,000 shares of common stock at a purchase price of $0.69 per share. The option was valued at $90,615, fair value, using the Black-Scholes Option Pricing Formula. The option expires in 10 years and vests 50,000 immediately and the remaining in equal annual installments of 50,000 over the next three years. The option is expensed over the vesting terms. For the three and nine month ending September 30, 2015, the Company recognized $24,808 of expense. As of September 30, 2015, the options to purchase 200,000 shares of common stock are still outstanding.

During August 2015 and September 2015, the Company issued 536 and 2,879 shares of common stock, respectively to a director serving as a member of the Company's Operations Committee valued at $387 and $2,000, fair value. For the three and nine months ending September 30, 2015, the Company recognized $2,387 of expense. In October 2015, the Company issued 2,772 shares of common stock for services rendered valued at $2,000, fair value.

NOTE 7 – STOCKHOLDERS' EQUITY

Preferred Stock

Pursuant to the Company's Articles of Incorporation, the Company's board of directors is empowered, without stockholder approval, to issue series of preferred stock with any designations, rights and preferences as they may from time to time determine. The rights and preferences of this preferred stock may be superior to the rights and preferences of the Company's common stock; consequently, preferred stock, if issued could have dividend, liquidation, conversion, voting or other rights that could adversely affect the voting power or other rights of the common stock. Additionally, preferred stock, if issued could be utilized, under special circumstances, as a method of discouraging, delaying or preventing a change in control of the Company's business or a takeover from a third party.

Common Stock and Warrants

During November 2007, under the 2007 Employee Stock Option Plan, the Company issued options to purchase 1,752,000 shares of common stock at a purchase price of $0.72 per share. The options expire in 5 years with 146,000 shares vesting each quarter from date of grant. During 2008, an option to purchase 750,000 shares of common stock, of which 125,000 shares were vested, forfeited. In November 2012, the remaining options were extended to November 2014. In October 2014, the remaining options were extended to November 2016. The incremental increase in fair value of the modified options was $245,082 using the Black-Scholes Option Pricing Formula which was expensed immediately.

In January 2008, under the 2007 Employee Stock Option Plan, the Company issued an option to purchase 100,000 shares of common stock at a purchase price of $0.72 per share, vesting 25,000 immediately and the remaining in annual equal installments of 25,000. In November 2012, the option was extended to January 2015. In October 2014, the option was extended to January 2017. The incremental increase in fair value of the modified options was $21,462 using the Black-Scholes Option Pricing Formula which was expensed immediately.

During April 2008, the Company issued a warrant to purchase 600,000 shares of common stock at a purchase price of $0.73 per share for consulting services rendered. The warrant was valued at $976,193, fair value, using the Black-Scholes Option Pricing Formula, vesting immediately. For the year ended December 31, 2008, the Company recognized $976,193 in consulting expense. During January 2013, the warrant agreement was amended from 600,000 warrants to 400,000 shares at an exercise price of $0.73 expiring October 2013 and 200,000 shares were rescinded. The modification did not result in the recognition of any additional expense. In October 2013, the warrant to purchase 400,000 shares of common stock expired.

In January 2009, an employee was granted with an option to purchase up to 25,000 shares of common stock at a purchase price of $.25 per share. Using the Black-Scholes Option Pricing Formula, the options were valued at $13,136, fair value. These options expire in 5 years and vest immediately. The expense recognized during 2009 is $13,136. In May 2010, the option was partially exercised to purchase 15,000 shares of common stock for proceeds of $3,750. In January 2014, the remaining 10,000 options were exercised to purchase 10,000 shares of common stock for proceeds of $2,500.

In February 2009, an employee was granted with an option to purchase up to 25,000 shares of common stock at a purchase price of $.45 per share. Using the Black-Scholes Option Pricing Formula, the options were valued at valued at $9,583, fair value. These options expire in 5 years and vest immediately. The expense recognized during the year ending December 31, 2009 was $9,583. During December 2013, the options were fully exercised for proceeds of $11,250.

In June 2009, an employee was granted with an option to purchase up to 25,000 shares of common stock at a purchase price of $.34 per share. Using the Black-Scholes Option Pricing Formula, the options were valued at valued at $21,085, fair value. These options expire in 5 years and vest immediately. The expense recognized during 2009 was $21,085. In May 2014, the option was fully exercised to purchase 25,000 shares of common stock for proceeds of $8,500.

During June 2009, the Company issued a warrant to purchase 464,000 shares of common stock at a purchase price of $0.34 per share for accounting services rendered. The warrant was valued at $391,342 using the Black-Scholes Option Pricing Formula, vesting 46,400 immediately and the remaining on equal monthly installments of 23,200 over the next eighteen months. The warrant expires in 5 years. The expense is being recognized based on service terms of the agreement over a twenty two month period. The expense recognized during 2010 and 2009 was $213,459 and $177,883. In April 2010, the warrant was partially exercised to purchase 10,000 shares of common stock for proceeds of $3,450. In February 2012, the warrant was partially exercised to purchase 20,000 shares of common stock for proceeds of $6,900. In June 2013, the warrant was partially exercised to purchase 20,000 shares of common stock for proceeds of $6,900. In March 2014, warrants were exercised to purchase 250,000 shares of common stock for proceeds of $86,250. In June 2014, the remaining outstanding 164,000 warrants were exercised to purchase 164,000 shares of common stock for proceeds of $56,580.

During 2010, the Company issued 1,500,000 shares of common stock and warrants to purchase 375,000 shares of common stock with 156,250 warrants expiring September 2011 and 218,750 warrants expiring December 2011 for proceeds of $1,500,000 in accordance to a private placement memorandum as amended on September 14, 2010. Pursuant to the terms of the offerings, up to 30 units were offered at the purchase price of $50,000 per unit, with each unit comprised of 50,000 shares and a warrant to purchase 12,500 shares of common stock at $1.25 per share. During September 2011, all warrants were extended one year expiring September 2012 and December 2012. In January 2012, some warrants were exercised to purchase 40,000 shares of common stock for proceeds of $50,000. During August 2012, all remaining warrants were extended six months expiring March 2013 and June 2013. During March 2013, 335,000 warrants were extended three months expiring June 2013 and September 2013. The extension did not result in the recognition of any additional expense. In March 2013, a warrant was exercised to purchase 12,500 shares of common stock for proceeds of $15,625. In June 2013, warrants to purchase 143,750 shares of common stock expired. The remaining warrants to purchase 178,750 shares of common stock expired as of September 30, 2013.

In January 2011, the Company issued a warrant to a related party to purchase 10,000 shares of common stock for legal services at an exercise price of $1.25 per share. Using the Black-Scholes Option Pricing Formula, the warrants were valued at $10,453, fair value. These warrants expire in 3 years and vest immediately. The expense recognized during 2011 is $10,453. In January 2014, the warrant to purchase 10,000 shares of common stock forfeited.

In May 2011, the Company has signed an agreement with an institutional investor to sell up to $20,000,000 of common stock. Under the agreement subject to certain conditions and at the Company's sole discretion, the institutional investor has committed to invest up to $20 million in the Company's common stock over a 30-month period. The Company filed a registration statement with the U.S. Securities and Exchange Commission covering the resale of the shares that may be issued to the institutional investor. The institutional investor is obligated to make purchases as the Company directs in accordance with the agreement, which may be terminated by the Company at any time, without cost or penalty. Sales of shares will be made in specified amounts and at prices that are based upon the market prices of the Company's common stock immediately preceding the sales to the institutional investor. The Company has issued 150,830 shares of common stock to the institutional investor as an initial commitment fee valued at $162,896, fair value and 301,659 shares of common stock are reserved for additional commitment fees to the institutional investor in accordance with the terms of the agreement. During June 2011 through December, 2014, the institutional investor purchased 5,352,671 shares of common stock for proceeds of $6,849,998. The Company issued 103,330 shares of common stock as additional commitment fee, valued at $168,556, fair value, leaving 198,329 in reserve for additional commitment fees. For the year ending December 31, 2013, the institutional investor purchased 1,628,386 shares of common stock for proceeds of $1,800,000 and the Company issued 27,153 shares of common stock as additional commitment fee, valued at $34,274, fair value. There were no purchases during the year ending December 31, 2014.

In August 2011, the board of directors approved a grant to a new employee of an option to purchase up to 150,000 shares of common stock at a purchase price of $1.01 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $123,241, fair value. The option expires in 5 years and vests in equal quarterly installments of 12,500 over the next 3 years beginning November 1, 2011. The expense recognized during the year ending December 31, 2013, 2012 and 2011 is $13,531, $41,156 and $17,204. In August 2013, options to purchase 62,500 shares of common stock forfeited. During October 2013, 38,350 options were exercised for proceeds of $38,734 and the remaining 49,150 options forfeited.

During 2011, the Company issued 1,000,000 shares of common stock and warrants to purchase 1,000,000 shares of common stock expiring September 2013 for proceeds of $1,000,000 in accordance to a private placement memorandum dated August 26, 2011. Pursuant to the terms of the offerings, up to 4 units were offered at the purchase price of $250,000 per unit, with each unit comprised of 250,000 shares and a warrant to purchase 125,000 shares of common stock at $1.00 per share and a warrant to purchase 125,000 shares of common stock at $1.25 per share. The warrants to purchase 500,000 shares of common stock at $1.00 and the warrants to purchase 500,000 shares of common stock at $1.25 per share expired in September 2013.

In August 2012, the board of directors approved a grant to a new employee of an option to purchase up to 100,000 shares of common stock at a purchase price of $0.925 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $74,486, fair value. The option expires in 5 years with 12,500 vesting every 3 months from date of grant. The option is expensed over the vesting terms. For the years ending December 31, 2014, 2013 and 2012, the Company recognized $3,012, $37,242 and $15,611 of net expense. In February 2014, the option to purchase 25,000 shares of common stock forfeited. In May 2014, the option to purchase 75,000 shares of common stock forfeited.

In August 2012, the board of directors approved a grant to a new employee of an option to purchase up to 50,000 shares of common stock at a purchase price of $0.93 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $37,486, fair value. The option expires in 5 years with 6,250 vesting every three months from date of grant. The option is expensed over the vesting terms. For the year ending December 31, 2012, the Company recognized $7,137 of expense. In July 2013, the option to purchase 31,250 shares of common stock forfeited. For the year ending December 31, 2013, the Company recognized net expense of $6,920. In October 2013, the option to purchase 18,750 shares of common stock forfeited.

In March 2013, the board of directors approved a grant to a new employee of an option to purchase up to 75,000 shares of common stock at a purchase price of $1.16 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $81,076, fair value. The option expires in 10 years with 9,375 vesting quarterly from date of grant. The option is expensed over the vesting terms. For the year ending December 31, 2014 and 2013, the Company recognized $40,539 and $33,986 of expense. As of December 31, 2014, options to purchase 75,000 shares of common stock are still outstanding.

In May 2013, the board of directors approved a grant to a new employee of an option to purchase up to 10,000 shares of common stock at a purchase price of $1.03 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $9,574, fair value. The option expires in 10 years with 1,250 vesting quarterly from date of grant. The option is expensed over the vesting terms. In December 2013, the option to purchase 7,500 shares of common stock forfeited. For the year ending December 31, 2014 and 2013, the Company recognized a net expense of $0 and $2,394. In March 2014, the options to purchase 2,500 shares of common stock forfeited.

In May 2013, the board of directors approved a grant to an employee of an option to purchase up to 100,000 shares of common stock at a purchase price of $1.00 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $80,824, fair value. The option expires in 10 years with 25,000 vesting August 1, 2013, October 1, 2013 and quarterly thereafter. The option is expensed over the vesting terms. For the year ending December 31, 2014 and 2013, the Company recognized $20,425 and $60,399 of expense. As of December 31, 2014, options to purchase 100,000 shares of common stock are still outstanding.

In June 2013, the Company signed a Purchase Agreement and Registration Rights Agreement with an institutional investor to sell up to $20,000,000 of common stock. Under the agreement subject to certain conditions and at the Company's sole discretion, the institutional investor has committed to invest up to $20,000,000 in the Company's common stock over a 30-month period. The Company filed the registration statement with the U.S. Securities and Exchange Commission in September 2013. The institutional investor is obligated to make purchases as the Company directs in accordance with the agreement, which may be terminated by the Company at any time, without cost or penalty. Sales of shares will be made in specified amounts and at prices that are based upon the market prices of the Company's common stock immediately preceding the sales to the institutional investor. The Company issued 200,000 shares of restricted common stock to the institutional investor as an initial commitment fee valued at $170,000, fair value and 400,000 shares of common stock are reserved for additional commitment fees to the institutional investor in accordance with the terms of the agreement. During June 2013 through December 2014, the institutional investor purchased 1,563,648 shares of common stock for proceeds of $1,514,647 and the Company issued 23,272 shares of common stock as additional commitment fee, valued at $24,745, fair value, leaving 376,728 in reserve for additional commitment fees. For the year ending December 31, 2014, the institutional investor purchased 1,063,648 shares of common stock for proceeds of $1,036,148 and the Company issued 15,630 shares of common stock as additional commitment fee, valued at $16,862, fair value. For the year ending December 31, 2013, the institutional investor purchased 500,000 shares of common stock for proceeds of $478,500 and the Company issued 7,642 shares of common stock as additional commitment fee, valued at $7,882, fair value.

During July 2013, the Company issued a warrant to purchase 100,000 shares of common stock at a purchase price of $0.90 per share for accounting services rendered commencing July 1, 2013. The warrant was valued at $48,915 using the Black-Scholes Option Pricing Formula, vesting over the next twelve months with 8,333 vesting each month for the first eleven months and 8,337 vesting the twelfth month from date of grant. The warrant expires in five years. The expense is being recognized based on service terms of the agreement over a twelve month period. For the year ending December 31, 2014 and 2013, the Company recognized $24,257 and $24,658 of expense. As of December 31, 2014, warrant to purchase 100,000 shares of common stock is still outstanding.

During August 2013, the Company issued an option to an employee to purchase 25,000 shares of common stock at a purchase price of $0.84 per share. The option was valued at $17,852 using the Black-Scholes Option Pricing Formula. The option expires in ten years and vests immediately. The option is expensed over the vesting terms. For the year ending December 31, 2013, the Company recognized $17,852 of expense. As of December 31, 2014, the option to purchase 25,000 shares of common stock is still outstanding.

During August 2013, the Company issued an option to a director to purchase 50,000 shares of common stock at a purchase price of $0.84 per share. The option was valued at $35,704 using the Black-Scholes Option Pricing Formula, vesting 20,000 options immediately and 10,000 options vesting in three equal quarterly installments commencing October 1, 2013. The option expires in ten years. The option is expensed over the vesting terms. For the year ending December 31, 2014 and 2013, the Company recognized $7,219 and $28,485 of expense. As of December 31, 2014, the option to purchase 50,000 shares of common stock is still outstanding.

In October 2013, the Company issued an option to a new director to purchase 200,000 shares of common stock at a purchase price of $0.93 per share for a directorship commencing November 1, 2013. The option was valued at $174,106 using the Black-Scholes option pricing model. The option expires in 10 years with 50,000 vesting in annual installments commencing November 1, 2013. The option is expensed over the vesting terms. For the year ending December 31, 2014 and 2013, the Company recognized $43,527 and $50,801 of expense. As of December 31, 2014, the option to purchase 200,000 shares of common stock is still outstanding.

In December 2013, the board of directors approved a grant to a senior advisor effective January 2014 of a warrant to purchase up to 100,000 shares of common stock at a purchase price of $0.715 per share. Using the Black-Scholes Option Pricing Formula, the warrant was valued at $53,313, fair value. The warrant expires in 5 years and vests 25,000 immediately and the remaining in equal monthly installments of 7,500 over the next 10 months. The warrant is expensed over the vesting terms. For the year ending December 31, 2014 and 2013, the Company recognized $53,313 and $0 of expense. As of December 31, 2014, the warrants to purchase 100,000 shares of common stock are still outstanding.

In January 2014, the Company issued options to the Company's 4 independent directors to each purchase 50,000 shares of common stock at a purchase price of $0.715 per share. The options were each valued at $29,440, fair value, using the Black-Scholes Option Pricing Formula. The options expire in 10 years with 20,000 vesting immediately and the remainder vesting in quarterly equal installments of 10,000 commencing April 1, 2014. The options are expensed over the vesting terms. For the year December 31, 2014, the Company recognized $117,760 of expense. As of December 31, 2014, the options to purchase 200,000 shares of common stock are still outstanding.

In March 2014, the Company issued options to a new employee to purchase 30,000 shares of common stock at a purchase price of $0.92 per share. The options were valued at $23,304, fair value, using the Black-Scholes Option Pricing Formula. The options expire in 10 years vesting in quarterly equal installments of 3,750 from date of employment. The options are expensed over the vesting terms. For the year ending December 31, 2014, the Company recognized $10,100 of expense. As of December 31, 2014, the options to purchase 30,000 shares of common stock are still outstanding.

In March 2014, the Company issued options to a new employee to purchase 75,000 shares of common stock at a purchase price of $0.92 per share. The options were valued at $58,384, fair value, using the Black-Scholes Option Pricing Formula. The options expire in 10 years vesting in quarterly equal installments of 9,375 from date of employment. The options are expensed over the vesting terms. For the year ending December 31, 2014, the Company recognized $24,829 of expense. As of December 31, 2014, the options to purchase 75,000 shares of common stock are still outstanding.

In March 2014, the Company issued options to a new employee to purchase 50,000 shares of common stock at a purchase price of $0.92 per share. The options were valued at $38,922, fair value, using the Black-Scholes Option Pricing Formula. The options expire in 10 years vesting in quarterly equal installments of 6,250 from date of employment. The options are expensed over the vesting terms. For the year ending December 31, 2014, the Company recognized $16,164 of expense. As of December 31, 2014, the options to purchase 50,000 shares of common stock are still outstanding.

In March 2014, the Company issued options to an employee to purchase 125,000 shares of common stock at a purchase price of $0.92 per share. The options were valued at $96,211, fair value, using the Black-Scholes Option Pricing Formula. The options expire in 10 years vesting in quarterly equal installments of 15,625 commencing April 1, 2014. The options are expensed over the vesting terms. For the year ending December 31, 2014, the Company recognized $47,975 of expense. As of December 31, 2014, the options to purchase 125,000 shares of common stock are still outstanding.

In March 2014, the Company issued options to an employee to purchase 30,000 shares of common stock at a purchase price of $0.92 per share. The options were valued at $22,222, fair value, using the Black-Scholes Option Pricing Formula. The options expire in 10 years vesting in quarterly equal installments of 7,500 commencing April 1, 2014. The options are expensed over the vesting terms. For the year ending December 31, 2014, the Company recognized $22,162 of expense. As of December 31, 2014, the options to purchase 30,000 shares of common stock are still outstanding.

In March 2014, the Company issued options to purchase 40,000 shares of common stock at a purchase price of $0.92 per share to its Chief Executive Officer as part of a new employment agreement. The options were valued at $29,630, fair value, using the Black-Scholes Option Pricing Formula. The options expire in 10 years vesting in quarterly equal installments of 10,000 commencing April 1, 2014. The options are expensed over the vesting terms. For the year ending December 31, 2014, the Company recognized $29,550 of expense. As of December 31, 2014, the options to purchase 40,000 shares of common stock are still outstanding.

In March 2014, the Company issued warrants to purchase 100,000 shares of common stock for consulting services at an exercise price of $0.92 per share. The warrants were valued at $66,936, fair value, using the Black-Scholes Option Pricing Formula. The warrants expire in 5 years vesting 25,000 immediately with the remaining 75,000 vesting in monthly equal installments of 7,500 commencing April 1, 2014. The warrants are expensed over the vesting terms. For the year ending December 31, 2014, the Company recognized $39,061 of expense. In October 2014, warrants to purchase 22,500 shares of common stock forfeited. As of December 31, 2014, the warrants to purchase 77,500 shares of common stock are still outstanding.

In May 2014, the Company issued options to a new director to purchase 200,000 shares of common stock at a purchase price of $0.763 per share. The options were valued at $122,515 using the Black-Scholes Option Pricing Formula. The options expire in 10 years with 50,000 vesting immediately and the remainder vesting in annual equal installments of 50,000 commencing on the one year anniversary of the date of grant. The options are expensed over the vesting terms. For the year ending December 31, 2014, the Company recognized $50,264 of expense. As of December 31, 2014, the option to purchase 200,000 shares of common stock are still outstanding.

During June 2014 through August 2014, the Company issued 4,207,600 shares of common stock and warrants to purchase 4,207,600 shares of common stock expiring five years from the date of purchase, for proceeds of $3,140,000 in accordance to a private placement memorandum as amended on May 27, 2014. Pursuant to the terms of the offerings, up to 60 units were offered at the purchase price of $50,000 per unit, with each unit comprised of 67,000 shares and a warrant to purchase 33,500 shares of common stock at $1.00 per share and a warrant to purchase 33,500 shares of common stock at $1.25 per share. The warrants to purchase 2,103,800 shares of common stock at $1.00 per share are still outstanding as of December 31, 2014. The warrants to purchase 2,103,800 shares of common stock at $1.25 per share are still outstanding as of December 31, 2014. Since the warrants are considered indexed to its own stock and qualify for equity classification, there is no requirement to separately account for the warrants. On September 9, 2014 the Company filed the Registration Statement on Form S-1 which became effective on September 17, 2014.

During June 2014, July 2014, August 2014, September 2014, October 2014, November 2014 and December 2014, the Company issued 2,371, 2,081, 1,897, 2,121, 2,408, 2,322 and 2,487 shares of common stock, respectively to a director serving as a member of the Company's Operations Committee valued each issuance at $2,000, fair value. For the year ending December 31, 2014, the Company recognized $14,000 of expense. During January and February 2015, the Company issued 2,524 and 2,576 shares of common stock to the director serving as a member of the Company's Operations Committee valued at $4,000, fair value.

During July 2014, the Company issued a warrant to purchase 100,000 shares of common stock at a purchase price of $0.95 per share for accounting services rendered commencing July 1, 2014. The warrant was valued at $63,576 using the Black-Scholes Option Pricing Formula, vesting over the next twelve months with 8,333 vesting immediately, 8,333 vesting per month on the first day of the next ten months and 8,337 vesting on the first day of the twelfth month of the corresponding service agreement. The warrant expires in five years. The expense is being recognized based on service terms of the agreement over a twelve month period. For the year ending December 31, 2014, the Company recognized $32,050 of expense. As of December 31, 2014, the warrants to purchase 100,000 shares of common stock are still outstanding.

Effective August 21, 2014, the number of shares of the Company's common stock available for issuance under the 2007 Employee Stock plan was increased from 8,000,000 to 10,000,000 shares.

In November 2014 and December, 2014, the Company issued 6,250 and 6,250 shares of common stock, respectively to a firm for investor relations services valued at $5,437 and $5,063, respectively, fair value. For the year ending December 31, 2014, the Company recognized $10,500 of investor relations expense. In January, February and March 2015, the Company issued 6,250, 6,250 and 6,250 shares of common stock, respectively valued at $5,056, $4,938 and $5,250 fair value.